CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 5,195	$ 12,388
Other income and gains	(1,594)	(3,099)
Share of undistributed equity accounted earnings	(355)	(693)
Fair value changes	977	(5,151)
Depreciation and amortization	7,683	6,437
Deferred income taxes	191	1,210
Investments in residential inventory	(119)	(34)
Net change in non-cash working capital balances	(3,227)	(3,184)
Cash flows from (used in) operating activities	8,751	7,874
Financing activities
Corporate borrowings arranged	1,567	1,350
Corporate borrowings repaid	0	(526)
Commercial paper and borrowings, net	(912)	912
Non-recourse borrowings arranged	89,459	80,376
Non-recourse borrowings repaid	(61,067)	(61,923)
Non-recourse credit facilities, net	6,869	6,222
Subsidiary equity obligations issued	75	450
Subsidiary equity obligations redeemed	(563)	(1,314)
Deposits From Related Party	1,563	806
Deposit From Related Parties Repaid	(35)	(1,155)
Capital provided from non-controlling interests	15,263	14,190
Capital repaid to non-controlling interests	(4,477)	(11,722)
Repayment of lease liabilities	(773)	(1,411)
Settlement of deferred consideration	(1,706)
Distributions to non-controlling interests	(11,102)	(8,163)
Distributions to shareholders	(1,029)	(1,486)
Cash flows from (used in) financing activities	32,460	16,261
Acquisitions
Investment properties	(9,664)	(11,286)
Property, plant and equipment	(7,236)	(6,881)
Equity accounted investments	(5,142)	(3,708)
Financial assets and other	(67,974)	(35,058)
Acquisition of subsidiaries	(26,306)	(14,559)
Dispositions
Investment properties	3,874	6,219
Property, plant and equipment	595	723
Equity accounted investments	1,645	1,711
Financial assets and other	63,953	35,622
Disposition of subsidiaries	6,325	5,952
Restricted cash and deposits	280	220
Cash flows from (used in) investing activities	(39,650)	(21,045)
Cash and cash equivalents
Change in cash and cash equivalents	1,561	3,090
Foreign exchange revaluation	(17)	(122)
Balance, beginning of year	12,694	9,933
Balance, end of year	14,396	12,694
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	158	(207)
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	1,079	1,116
Interest Paid Classified As Supplemental Cash Flow Disclosure	9,009	7,001
Common shares
Financing activities
Common shares issued	14	23
Common shares repurchased	$ (686)	$ (368)